Cover	Mar. 07, 2023
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Mar. 07, 2023
Entity Registrant Name	KIMBALL INTERNATIONAL, INC.
Entity Incorporation, State or Country Code	IN
Entity File Number	0-3279
Entity Tax Identification Number	35-0514506
City Area Code	812
Local Phone Number	482-1600
Entity Address, Postal Zip Code	47546-2256
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class B Common Stock, par value $0.05 per share
Trading Symbol	KBAL
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0000055772
Current Fiscal Year End Date	--06-30
Amendment Flag	false
Entity Address, Address Line One	1600 Royal Street
Entity Address, City or Town	Jasper,
Entity Address, State or Province	IN